Provisions and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Provisions [Line Items]
Total provisions recognized under both IAS 37 and IFRS 9 [textblock]
USD million	31.12.18	31.12.17
Provisions recognized under IAS 37	3,377	3,180
Provisions for off-balance sheet financial instruments[1]	79	34
Provisions for other credit lines[1]	37	0
Total provisions	3,494	3,214
1 Provisions recognized in 2018 relate to exposures in the scope of the expected credit loss requirements of IFRS 9. Refer to Notes 1c, 10 and 23 for more information. 2017 provisions for off-balance sheet financial instruments relate to loss provisions recognized under IAS 37.

Total provisions with additional information [textblock]
USD million	Operational risks[1]	Litigation, regulatory and similar matters[2]	Restruc-turing	Real estate	Employee benefits[5]	Other	Total 2018	Total 2017
Balance at the beginning of the year	44	2,508	331	137	70	91	3,180	4,048
Additions from acquired companies	0	0	0	2	0	0	2	7
Increase in provisions recognized in the income statement	27	905	174	4	10	35	1,155	1,004
Release of provisions recognized in the income statement	(5)	(220)	(65)	(1)	(7)	(14)	(311)	(347)
Provisions used in conformity with designated purpose	(20)	(350)	(214)	(10)	0	(33)	(628)	(1,632)
Capitalized reinstatement costs	0	0	0	1	0	0	1	8
Foreign currency translation / unwind of discount	0	(16)	(1)	(1)	(2)	(1)	(21)	94
Balance at the end of the year	46	2,827	224[3]	131[4]	70	78	3,377	3,180
1 Comprises provisions for losses resulting from security risks and transaction processing risks. 2 Comprises provisions for losses resulting from legal, liability and compliance risks. 3 Primarily consists of personnel-related restructuring provisions of USD 50 million as of 31 December 2018 (31 December 2017: USD 85 million) and provisions for onerous lease contracts of USD 170 million as of 31 December 2018 (31 December 2017: USD 241 million). 4 Consists of reinstatement costs for leasehold improvements of USD 89 million as of 31 December 2018 (31 December 2017: USD 95 million) and provisions for onerous lease contracts of USD 42 million as of 31 December 2018 (31 December 2017: USD 42 million). 5 Includes provisions for sabbatical and anniversary awards.

UBS AG
Disclosure Of Other Provisions [Line Items]
Total provisions recognized under both IAS 37 and IFRS 9 [textblock]
USD million	31.12.18	31.12.17
Provisions recognized under IAS 37	3,341	3,130
Provisions for off-balance sheet financial instruments[1]	79	34
Provisions for other credit lines[1]	37	0
Total provisions	3,457	3,164
1 Provisions recognized in 2018 relate to exposures in the scope of the expected credit loss requirements of IFRS 9. Refer to Notes 1c, 10 and 23 for more information. 2017 provisions for off-balance sheet financial instruments relate to loss provisions recognized under IAS 37.

Total provisions with additional information [textblock]
USD million	Operational risks[1]	Litigation, regulatory and similar matters[2]	Restruc-turing	Real estate	Employee benefits[5]	Other	Total 2018	Total 2017
Balance at the beginning of the year	44	2,508	302	128	57	91	3,130	4,043
Additions from acquired companies	0	0	0	2	0	0	2	7
Increase in provisions recognized in the income statement	25	905	142	4	8	34	1,117	956
Release of provisions recognized in the income statement	(5)	(220)	(54)	(1)	(7)	(14)	(301)	(338)
Provisions used in conformity with designated purpose	(20)	(350)	(173)	(11)	0	(33)	(587)	(1,598)
Capitalized reinstatement costs	0	0	0	0	0	0	0	4
Reclassifications	0	0	0	0	0	0	0	(35)
Foreign currency translation / unwind of discount	0	(16)	(1)	0	(2)	(1)	(20)	91
Balance at the end of the year	45	2,827	215[3]	122[4]	55	77	3,341	3,130
1 Comprises provisions for losses resulting from security risks and transaction processing risks. 2 Comprises provisions for losses resulting from legal, liability and compliance risks. 3 Primarily consists of personnel-related restructuring provisions of USD 40 million as of 31 December 2018 (31 December 2017: USD 56 million) and provisions for onerous lease contracts of USD 170 million as of 31 December 2018 (31 December 2017: USD 241 million). 4 Consists of reinstatement costs for leasehold improvements of USD 83 million as of 31 December 2018 (31 December 2017: USD 89 million) and provisions for onerous lease contracts of USD 40 million as of 31 December 2018 (31 December 2017: USD 40 million). 5 Includes provisions for sabbatical and anniversary awards.